Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2021, future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year, most of which pertain to real estate leases, are as follows (in millions):

Year ending December 31,
2022	$4.1
2023	5.1
2024	5.2
2025	5.2
2026	4.2
Thereafter	5.2

Total	$29.0